Purchase Commitments (Detail) - Dec. 31, 2017 - Purchase Commitments - Bandwidth and Cabinet Capacity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2018	$ 72,137	¥ 469,344
2019	13,588	88,405
2020	9,095	59,172
2021	6,121	39,823
2022 and thereafter	5,360	34,874
Purchase Obligation, Total	$ 106,301	¥ 691,618